Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LONGLEAF PARTNERS FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 15, 2021
TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED SEPTEMBER 1, 2021
Page 5 of the Prospectus and page 2 of Longleaf Partners Small-Cap Fund’s Summary Prospectus should be updated to reflect the fees and expenses set forth below. The fee table on page 21 of the Prospectus should be updated to reflect a fee cap on the Small-Cap Fund of 0.95% through at least April 30, 2023.

Small-Cap Fund Summary
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Small-Cap Fund.

Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%

12b-1 Fees	None

Other Expenses	0.17

Total Annual Fund Operating Expenses	0.96%

Expense Reimbursement(1)	(0.01)

Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%

(1)
Effective September 1, 2021, Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2023 and may not be terminated before that date without Board approval.

The expense information in the table has been restated to reflect current fees.
Example of Fund Expenses. This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that Fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2023, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.

One Year	Three Years	Five Years	Ten Years
$97	$304	$529	$1,176

Longleaf Partners Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LONGLEAF PARTNERS FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 15, 2021
TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED SEPTEMBER 1, 2021
Page 5 of the Prospectus and page 2 of Longleaf Partners Small-Cap Fund’s Summary Prospectus should be updated to reflect the fees and expenses set forth below. The fee table on page 21 of the Prospectus should be updated to reflect a fee cap on the Small-Cap Fund of 0.95% through at least April 30, 2023.

Small-Cap Fund Summary
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Small-Cap Fund.

Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%

12b-1 Fees	None

Other Expenses	0.17

Total Annual Fund Operating Expenses	0.96%

Expense Reimbursement(1)	(0.01)

Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%

(1)
Effective September 1, 2021, Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2023 and may not be terminated before that date without Board approval.

The expense information in the table has been restated to reflect current fees.
Example of Fund Expenses. This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that Fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2023, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.

One Year	Three Years	Five Years	Ten Years
$97	$304	$529	$1,176

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Small-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses(sales charges or loads)(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The expense information in the table has been restated to reflect current fees.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that Fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2023, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	304
Five Years	rr_ExpenseExampleYear05	529
Ten Years	rr_ExpenseExampleYear10	1,176
One Year	rr_ExpenseExampleNoRedemptionYear01	97
Three Years	rr_ExpenseExampleNoRedemptionYear03	304
Five Years	rr_ExpenseExampleNoRedemptionYear05	529
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,176

[1]	Effective September 1, 2021, Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2023 and may not be terminated before that date without Board approval.